LONG TERM INVESTMENTS (Details) $ in Thousands		12 Months Ended
	Feb. 19, 2014 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2011 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 25, 2014 CNY (¥)
LONG TERM INVESTMENTS
Less: accumulated impairment		$ (3,289)						¥ (22,613,000)	¥ (22,613,000)
Long term Investments		4,385						30,148,000	30,148,000
Additional investment		48,419	¥ 332,906,000		¥ 35,841,000
PRC Fund
LONG TERM INVESTMENTS
Long term cost investments		1,469					¥ 10,103,000	10,103,000	10,103,000
Long term investments, number of years of investment							9 years
United States Fund
LONG TERM INVESTMENTS
Long term cost investments		2,916						20,045,000	20,045,000
Additional investment				$ 53	¥ 361,000
Investment in Flashapp Inc. ("Flashapp")
LONG TERM INVESTMENTS
Long term cost investments		1,780						12,240,000	12,240,000
Other than temporary impairment of cost method investments										¥ 12,240,000
Investment in Flashapp Inc. ("Flashapp") | Series A Preferred Shares
LONG TERM INVESTMENTS
Number of units or shares purchased of cost method investments | shares						13,971,428
Cost of investment of cost method investments						¥ 12,240,000
Redemption price as a percentage of original issuance price of cost method investments						120.00%
Investee A
LONG TERM INVESTMENTS
Long term cost investments		873						6,000,000	6,000,000
Percentage of interest in cost method investments											6.25%
Cost of investment of cost method investments											¥ 6,000,000
Other than temporary impairment of cost method investments										¥ 6,000,000
Investee B
LONG TERM INVESTMENTS
Long term cost investments		58						400,000	¥ 400,000
Investee D
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		$ 578		$ 506				¥ 3,973,000
Percentage of interest in cost method investments	2.00%
Cost of available-for-sale investment	¥ 3,068,000
Term of debt	2 years
Investee D | Maximum
LONG TERM INVESTMENTS
Conversion price as a percentage of Series A financing price	25.00%